Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 07, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2011
Prospectus Date	rr_ProspectusDate	Feb. 18, 2011
Supplement [Text Block]	rst1352280_SupplementTextBlock
Prospectus Supplement — September 30, 2011
to the Prospectuses listed below, each as supplemented
Fund	Prospectuses Dated
Columbia Global Extended Alpha Fund	12/30/2010
Effective September 30, 2011, the Fund compares its performance to the net dividends (Net) version of the Morgan Stanley Capital International (MSCI) All Country World Index rather than to the gross dividends (Gross) version currently reflected in the Fund’s prospectuses. Accordingly, the average annual total returns tables in the “Past Performance” sections of the Fund’s prospectuses are hereby replaced with the following and should be retained with the current prospectus for the Fund for future reference.
Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class A, Class B, Class C, Class I, Class R and Class R4 shares is hereby replaced with the following:
Average Annual Total Returns	rr_BarChartTableAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2010)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI All Country World Index (Net) replaced the MSCI All Country World Index (Gross) as the Fund’s primary benchmark.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Columbia Global Extended Alpha Fund | Class Z Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rst1352280_SupplementTextBlock	The average annual total returns table in the “Past Performance” section of the prospectus for Class Z shares is hereby replaced with the following:
Average Annual Total Returns	rr_BarChartTableAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (without sales charge) (for periods ended December 31, 2010)
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On September 30, 2011, the MSCI All Country World Index (Net) replaced the MSCI All Country World Index (Gross) as the Fund's primary benchmark.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Global Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
before taxes | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Class A
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes
1 year	rr_AverageAnnualReturnYear01	10.64%
Since inception	rr_AverageAnnualReturnSinceInception	1.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
before taxes | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Class B
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class B — before taxes
1 year	rr_AverageAnnualReturnYear01	11.48%
Since inception	rr_AverageAnnualReturnSinceInception	2.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
before taxes | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Class C
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class C — before taxes
1 year	rr_AverageAnnualReturnYear01	15.51%
Since inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
before taxes | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Class I
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class I — before taxes
1 year	rr_AverageAnnualReturnYear01	17.80%
Since inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
before taxes | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Class R
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class R — before taxes
1 year	rr_AverageAnnualReturnYear01	16.92%
Since inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
before taxes | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Class R4
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class R4 — before taxes
1 year	rr_AverageAnnualReturnYear01	17.43%
Since inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
before taxes | Columbia Global Extended Alpha Fund | Class Z Shares | Class A
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A — before taxes	[1]
1 year	rr_AverageAnnualReturnYear01	17.40%
Since inception	rr_AverageAnnualReturnSinceInception	4.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
after taxes on distributions | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Class A
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	10.39%
Since inception	rr_AverageAnnualReturnSinceInception	1.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
after taxes on distributions | Columbia Global Extended Alpha Fund | Class Z Shares | Class A
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions	[1]
1 year	rr_AverageAnnualReturnYear01	17.13%
Since inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
after taxes on distributions and redemption of fund shares | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares | Class A
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares
1 year	rr_AverageAnnualReturnYear01	7.37%
Since inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
after taxes on distributions and redemption of fund shares | Columbia Global Extended Alpha Fund | Class Z Shares | Class A
Average Annual Total Returns	rr_BarChartTableAbstract
Column	rr_AverageAnnualReturnColumnName	Columbia Global Extended Alpha Fund:
Label	rr_AverageAnnualReturnLabel	Class A — after taxes on distributions and redemption of fund shares	[1]
1 year	rr_AverageAnnualReturnYear01	11.79%
Since inception	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Morgan Stanley Capital International (MSCI) All Country World Index (Net) | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares
Average Annual Total Returns	rr_BarChartTableAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) All Country World Index (Net)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	12.67%
Since inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
Morgan Stanley Capital International (MSCI) All Country World Index (Net) | Columbia Global Extended Alpha Fund | Class Z Shares
Average Annual Total Returns	rr_BarChartTableAbstract
Label	rr_AverageAnnualReturnLabel	Morgan Stanley Capital International (MSCI) All Country World Index (Net)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
1 year	rr_AverageAnnualReturnYear01	12.67%
Since inception	rr_AverageAnnualReturnSinceInception	0.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
MSCI All Country World Index (Gross) | Columbia Global Extended Alpha Fund | Class A, B, C, I, R and R4 Shares
Average Annual Total Returns	rr_BarChartTableAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (Gross)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.21%
Since inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008
MSCI All Country World Index (Gross) | Columbia Global Extended Alpha Fund | Class Z Shares
Average Annual Total Returns	rr_BarChartTableAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (Gross)	[2]
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.21%
Since inception	rr_AverageAnnualReturnSinceInception	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2008

[1]	The returns shown are for Class A shares without the applicable front-end sales charge. Class Z shares, which are sold without a sales charge, would have substantially similar annual returns as Class A shares because the classes of shares invest in the same portfolio of securities and would differ only to the extent that the classes do not have the same expenses. Class A share returns have not been adjusted to reflect differences in class-related expenses. If differences in class-related expenses were reflected (i.e., if expenses of Class Z shares were reflected in the Class A share returns), the returns shown for Class A shares for all periods would be higher.
[2]	On September 30, 2011, the MSCI All Country World Index (Net) replaced the MSCI All Country World Index (Gross) as the Fund's primary benchmark. The Fund's investment manager made this recommendation to the Fund's Board because the investment manager believes that the Net version better reflects how dividends paid to the Fund on foreign securities generally are treated for tax purposes and, therefore, provides a more appropriate basis for comparing the Fund's performance. Information on both versions of the index will be included for a one-year transition period. Thereafter, only the Net version will be included.